Investment in Associate	6 Months Ended
Jun. 30, 2026
Investment in Associate [Abstract]
Investment in associate
10.	Investment in associate

On January 10, 2025, the Company closed an investment to acquire 10% of Neuronomics AG for $288,727 (CHF 262,684). On March 7, 2025, the Company announced that it increased its stake in Neuronomics AG, a Swiss asset management firm specializing in artificial intelligence and model driven quantitative trading strategies from 10% to 52.5% and Neuronomics was fully consolidated with the Company’s condensed consolidated interim financial statements (Note 8). On October 1, 2025, the Company’s ownership was reduced to 44.68% and as a result, Neuronomics was deconsolidated and accounted for as an investment in associate.

The Company’s ownership of Neuronomics during the periods ended June 30, 2026 and December 31, 2025 was 44.68%.

A continuity of the investment in Neuronomics as an associate is as follows:

Balance as at December 31, 2024	$-
Investment in associate	2,499,440
Share of loss for the year	(75,506)
Balance as at December 31, 2025	$2,423,934
Share of loss for the period	(91,629)
Balance as at June 30, 2026	$2,332,305

Summarized financial information for Neuronomics as at June 30, 2026 and for the six months ended June 30, 2026 is as follows:

	June 30, 2026	December 31, 2025
Current and total assets	$729,804	$514,391
Current and total liabilities	(52,812)	(111,333)
Total shareholders’ equity	(676,992)	(403,058)

Six months ended June 30,
2026
Revenue	$171,053
Operating expenses	(345,584)
Net loss	(174,531)